Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Equipment	Equipment as of December 31, 2024 and 2023 was composed of the following:
	December 31,
	2024	2023
Equipment:
Rainfall ionization equipment and systems	$414,034	$368,206
Total	$414,034	$368,206

Schedule of Consolidated Statement of Operations

The net loss per share presented in the consolidated statements of operations is based on the following for the years ended December 31, 2024 and 2023:

	For the years ended December 31,
	2024		2023
	Class A common stock	Class B common stock	Class A common stock	Class B common stock
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss	$(4,486,728)	$(47,033)	$(437,007)	$-

Denominator:
Basic and diluted weighted average share outstanding	1,956,836	20,513	920,538	-

Basic and diluted net loss per common share	$(2.29)	$(2.29)	$(0.47)	$-